Consolidated statement of financial position - EUR (€) € in Millions	Sep. 30, 2024	Mar. 31, 2024 [1]
Non-current assets
Goodwill	€ 25,073	€ 24,956
Other intangible assets	13,400	13,896
Property, plant and equipment	29,680	28,499
Investments in associates and joint ventures	7,090	10,032
Other investments	2,489	1,006
Deferred tax assets	19,716	20,177
Post employment benefits	367	257
Trade and other receivables	6,186	5,967
Total non-current assets	104,001	104,790
Current assets
Inventory	691	568
Taxation recoverable	197	76
Trade and other receivables	9,913	8,594
Other investments	6,062	5,092
Cash and cash equivalents	7,008	6,183
Total current assets	23,871	20,513
Assets held for sale	11,687	19,047
Total assets	139,559	144,350
Equity
Called up share capital	4,678	4,797
Additional paid-in capital	149,423	149,253
Treasury shares	(7,770)	(7,645)
Accumulated losses	(115,695)	(114,641)
Accumulated other comprehensive income	29,007	28,202
Total attributable to owners of the parent	59,643	59,966
Non-controlling interests	943	1,032
Total equity	60,586	60,998
Non-current liabilities
Borrowings	47,232	49,259
Share of net liabilities in joint ventures and associates	49
Deferred tax liabilities	650	699
Post employment benefits	174	181
Provisions	1,699	1,615
Trade and other payables	3,126	2,328
Total non-current liabilities	52,930	54,082
Current liabilities
Borrowings	8,521	7,728
Taxation liabilities	669	393
Provisions	752	833
Trade and other payables	12,205	13,398
Total current liabilities	22,147	22,352
Liabilities held for sale	3,896	6,918
Total equity and liabilities	€ 139,559	€ 144,350

[1]	On 1 April 2024, the Group adopted amendments to IAS 1 ‘Presentation of Financial Statements’ which has impacted the classification of certain bonds between Current borrowings and Non-current borrowings. See note 1 ‘Basis of preparation’ for more information.